JPMorgan Diversified Return U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE ($)
Common Stocks — 99.9%
Aerospace & Defense — 0.4%
General Dynamics Corp.	4,337	1,662,893
Automobiles & Parts — 0.8%
BorgWarner, Inc.	24,195	1,542,189
Ford Motor Co.	89,191	1,309,324
Gentex Corp.	33,056	772,188
		3,623,701
Banks — 2.5%
Bank of America Corp.	27,942	1,731,007
Citizens Financial Group, Inc.	20,010	1,433,716
Fifth Third Bancorp	25,288	1,428,772
First Citizens BancShares, Inc., Class A	734	1,605,001
Huntington Bancshares, Inc.	75,366	1,284,237
KeyCorp	12,873	290,801
Popular, Inc. (Puerto Rico)	9,284	1,626,649
Regions Financial Corp.	22,924	709,498
US Bancorp	22,967	1,447,151
		11,556,832
Beverages — 2.6%
Brown-Forman Corp., Class B (a)	50,118	1,439,890
Celsius Holdings, Inc. *	46,604	1,361,303
Coca-Cola Co. (The)	22,057	1,931,973
Coca-Cola Consolidated, Inc.	7,915	1,487,229
Constellation Brands, Inc., Class A	9,115	1,187,046
Molson Coors Beverage Co., Class B	32,853	1,365,371
Monster Beverage Corp. *	19,443	1,873,916
PepsiCo, Inc.	9,383	1,309,491
		11,956,219
Chemicals — 2.7%
Celanese Corp., Class A	4,372	195,516
CF Industries Holdings, Inc.	15,550	1,946,704
Eastman Chemical Co.	17,544	1,227,203
Ecolab, Inc.	6,019	1,671,055
Element Solutions, Inc.	41,302	1,517,022
International Flavors & Fragrances, Inc.	5,920	468,982
Linde plc	2,564	1,226,566
LyondellBasell Industries NV, Class A	14,909	925,551
Mosaic Co. (The)	30,207	668,179
NewMarket Corp.	1,675	1,424,018
Olin Corp.	26,341	487,572
Scotts Miracle-Gro Co. (The)	11,201	735,682
		12,494,050
Construction & Materials — 1.6%
A O Smith Corp.	17,649	1,061,234
Builders FirstSource, Inc. *	8,291	550,854
Carlisle Cos., Inc.	1,686	606,825
Carrier Global Corp.	4,888	302,127

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Construction & Materials — continued
Eagle Materials, Inc.	3,289	674,048
Fortune Brands Innovations, Inc.	6,362	313,392
Louisiana-Pacific Corp.	1,506	109,080
Masco Corp.	15,036	1,074,773
Owens Corning	7,982	1,108,700
Quanta Services, Inc.	2,550	1,701,768
		7,502,801
Consumer Services — 0.6%
eBay, Inc.	6,662	759,535
Grand Canyon Education, Inc. *	2,320	337,189
H&R Block, Inc.	23,433	1,031,755
Service Corp. International	8,680	748,129
		2,876,608
Electricity — 7.3%
AES Corp. (The)	61,371	900,926
Alliant Energy Corp.	5,483	388,087
American Electric Power Co., Inc.	13,115	1,676,753
Brookfield Renewable Corp. (Canada)	12,337	411,439
Clearway Energy, Inc., Class C	31,947	1,013,678
Consolidated Edison, Inc.	14,838	1,615,116
DTE Energy Co.	10,076	1,429,482
Edison International	23,714	1,739,896
Entergy Corp.	16,235	1,747,211
Evergy, Inc.	20,751	1,722,540
Eversource Energy	23,423	1,676,853
Exelon Corp.	35,103	1,608,419
FirstEnergy Corp.	34,075	1,646,163
IDACORP, Inc.	2,936	419,584
NextEra Energy, Inc.	15,742	1,368,295
NRG Energy, Inc.	12,148	1,631,355
OGE Energy Corp.	35,963	1,702,848
Pinnacle West Capital Corp.	16,394	1,655,630
PPL Corp.	44,927	1,581,880
Public Service Enterprise Group, Inc.	15,300	1,173,204
Southern Co. (The)	17,304	1,635,920
Talen Energy Corp. *	5,006	1,672,505
Vistra Corp.	10,657	1,579,261
Xcel Energy, Inc.	18,167	1,420,659
		33,417,704
Electronic & Electrical Equipment — 0.4%
Hubbell, Inc.	3,317	1,567,448
Veralto Corp.	1,569	147,753
		1,715,201
Finance & Credit Services — 0.7%
MGIC Investment Corp.	54,340	1,632,374

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Finance & Credit Services — continued
OneMain Holdings, Inc.	16,676	1,043,584
SLM Corp.	19,572	508,774
		3,184,732
Food Producers — 5.9%
Archer-Daniels-Midland Co.	22,494	1,783,099
Bunge Global SA	4,883	518,721
Campbell's Co. (The) (a)	59,346	1,304,425
Conagra Brands, Inc.	89,434	1,297,687
Corteva, Inc.	23,436	1,844,648
Darling Ingredients, Inc. *	31,671	1,920,529
General Mills, Inc.	39,226	1,402,330
Hershey Co. (The)	8,328	1,457,816
Hormel Foods Corp.	54,694	1,367,897
Ingredion, Inc.	11,358	1,129,667
J M Smucker Co. (The)	13,976	1,666,778
JBS NV, Class A	50,295	705,136
Kraft Heinz Co. (The)	65,401	1,690,616
Lamb Weston Holdings, Inc.	19,155	1,006,595
Mondelez International, Inc., Class A	22,456	1,399,233
Pilgrim's Pride Corp.	32,522	889,802
Post Holdings, Inc. *	15,739	1,438,702
Seaboard Corp.	118	520,765
Tyson Foods, Inc., Class A	30,344	1,758,738
US Foods Holding Corp. *	17,057	1,715,764
		26,818,948
Gas, Water & Multi-utilities — 2.6%
Ameren Corp.	15,582	1,707,943
Atmos Energy Corp.	7,352	1,270,279
Duke Energy Corp.	13,069	1,639,245
MDU Resources Group, Inc.	45,302	903,775
National Fuel Gas Co.	18,993	1,563,314
NiSource, Inc.	37,194	1,652,529
UGI Corp.	47,063	1,699,915
WEC Energy Group, Inc.	14,951	1,635,938
		12,072,938
General Industrials — 2.0%
Eaton Corp. plc	4,644	1,928,189
Illinois Tool Works, Inc.	4,725	1,355,839
ITT, Inc.	6,887	1,349,714
Packaging Corp. of America	5,329	1,310,081
Parker-Hannifin Corp.	1,775	1,733,341
RPM International, Inc.	9,485	1,015,559
Valmont Industries, Inc.	752	362,238
		9,054,961
Health Care Providers — 2.3%
Chemed Corp.	1,263	672,232

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Health Care Providers — continued
Cigna Group (The)	4,203	1,172,847
DaVita, Inc. *	6,488	1,557,704
Elevance Health, Inc.	2,806	1,054,607
Encompass Health Corp.	9,827	1,091,485
HCA Healthcare, Inc.	3,262	1,313,248
Tenet Healthcare Corp. *	7,431	1,893,270
UnitedHealth Group, Inc.	1,635	677,544
Universal Health Services, Inc., Class B	7,534	1,269,027
		10,701,964
Household Goods & Home Construction — 0.9%
DR Horton, Inc.	7,492	1,071,806
NVR, Inc. *	63	387,264
PulteGroup, Inc.	10,587	1,338,938
Toll Brothers, Inc.	9,523	1,389,310
		4,187,318
Industrial Engineering — 1.1%
Caterpillar, Inc.	1,983	1,615,768
Cummins, Inc.	2,737	1,735,805
Snap-on, Inc.	4,028	1,653,132
		5,004,705
Industrial Materials — 0.4%
Avery Dennison Corp.	5,634	956,259
Hexcel Corp.	5,823	599,478
		1,555,737
Industrial Metals & Mining — 3.6%
Carpenter Technology Corp.	3,214	1,670,187
Fastenal Co.	30,106	1,436,357
Freeport-McMoRan, Inc.	24,903	1,559,675
Mueller Industries, Inc.	24,202	1,607,255
Nucor Corp.	6,777	1,743,654
RBC Bearings, Inc. *	2,681	1,478,062
Reliance, Inc.	4,366	1,773,033
Southern Copper Corp. (Mexico)	9,510	1,737,572
Steel Dynamics, Inc.	6,384	1,604,044
Timken Co. (The)	13,169	1,811,396
		16,421,235
Industrial Support Services — 2.0%
Accenture plc, Class A	2,037	337,979
ADT, Inc.	52,183	398,678
Booz Allen Hamilton Holding Corp., Class A	7,492	522,342
Capital One Financial Corp.	7,183	1,501,319
Core & Main, Inc., Class A *	18,463	811,818
Genpact Ltd.	11,227	394,854
MSC Industrial Direct Co., Inc., Class A	11,381	1,404,415
Robert Half, Inc.	3,013	113,891

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Industrial Support Services — continued
Synchrony Financial	20,469	1,551,346
Western Union Co. (The) (a)	41,828	266,026
WW Grainger, Inc.	1,305	1,803,797
		9,106,465
Industrial Transportation — 1.3%
Allison Transmission Holdings, Inc.	14,120	1,617,305
CH Robinson Worldwide, Inc.	6,631	979,597
CSX Corp.	14,942	753,077
Landstar System, Inc.	779	136,146
PACCAR, Inc.	1,723	228,607
Ryder System, Inc.	4,173	1,070,041
Union Pacific Corp.	4,562	1,332,697
		6,117,470
Investment Banking & Brokerage Services — 2.0%
Ameriprise Financial, Inc.	2,148	1,172,464
Bank of New York Mellon Corp. (The)	12,536	1,959,753
Berkshire Hathaway, Inc., Class B *	3,131	1,601,632
Franklin Resources, Inc.	23,780	805,191
Jefferies Financial Group, Inc.	17,242	941,413
State Street Corp.	10,093	1,858,727
Virtu Financial, Inc., Class A	12,929	759,320
		9,098,500
Leisure Goods — 0.6%
Electronic Arts, Inc.	3,857	809,430
Garmin Ltd.	6,546	1,923,084
		2,732,514
Life Insurance — 0.5%
Aflac, Inc.	3,447	439,423
Prudential Financial, Inc.	2,985	364,409
Unum Group	16,306	1,404,110
		2,207,942
Media — 0.8%
Fox Corp., Class A	17,836	1,038,590
New York Times Co. (The), Class A	16,765	1,255,531
Nexstar Media Group, Inc.	7,241	1,379,628
Versant Media Group, Inc.	1,918	69,029
		3,742,778
Medical Equipment & Services — 3.4%
Abbott Laboratories	11,550	1,220,835
Becton Dickinson & Co.	9,256	1,532,979
Danaher Corp.	4,805	936,879
GE HealthCare Technologies, Inc.	10,024	681,832
Globus Medical, Inc., Class A *	16,839	1,326,745
Labcorp Holdings, Inc.	4,757	1,470,864
Medtronic plc	14,641	1,250,195

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Medical Equipment & Services — continued
Quest Diagnostics, Inc.	8,453	1,969,634
ResMed, Inc.	5,728	1,208,493
Revvity, Inc. (a)	8,343	938,754
STERIS plc	5,297	1,209,835
Stryker Corp.	3,407	1,109,660
Thermo Fisher Scientific, Inc.	1,229	705,815
		15,562,520
Mortgage Real Estate Investment Trusts — 1.0%
AGNC Investment Corp. (a)	131,297	1,399,626
Annaly Capital Management, Inc.	61,531	1,397,984
Rithm Capital Corp.	113,054	1,116,974
Starwood Property Trust, Inc. (a)	34,939	558,325
		4,472,909
Non-life Insurance — 2.2%
American Financial Group, Inc.	1,753	248,435
Assured Guaranty Ltd.	162	13,401
Axis Capital Holdings Ltd.	6,616	696,797
Chubb Ltd.	3,756	1,317,154
Everest Group Ltd.	38	14,218
Fidelity National Financial, Inc.	23,928	1,234,446
Hartford Insurance Group, Inc. (The)	12,376	1,756,278
Old Republic International Corp.	35,235	1,522,504
Progressive Corp. (The)	5,562	1,175,918
Reinsurance Group of America, Inc.	3,206	759,341
RenaissanceRe Holdings Ltd. (Bermuda)	2,535	811,149
WR Berkley Corp.	8,720	632,549
		10,182,190
Non-Renewable Energy — 7.0%
Antero Midstream Corp.	73,980	1,625,341
APA Corp.	48,755	1,819,537
Baker Hughes Co., Class A	10,886	658,494
Cheniere Energy, Inc.	4,144	1,092,234
Chevron Corp.	9,110	1,793,121
ConocoPhillips	14,082	1,696,599
Devon Energy Corp.	39,834	1,797,708
DT Midstream, Inc.	11,655	1,608,390
EOG Resources, Inc.	9,974	1,483,034
EQT Corp.	6,011	320,326
Expand Energy Corp.	5,351	503,155
ExxonMobil Holdings Corp. *	11,629	1,807,612
HF Sinclair Corp.	14,909	1,363,726
Kinder Morgan, Inc.	51,545	1,658,718
Marathon Petroleum Corp.	6,848	2,167,187
Permian Resources Corp., Class A	91,635	1,952,742
Phillips 66	9,330	1,974,974
Range Resources Corp.	6,644	266,690

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Non-Renewable Energy — continued
TechnipFMC plc (United Kingdom)	25,496	1,827,043
Valero Energy Corp.	6,978	2,183,416
Viper Energy, Inc.	8,613	384,226
Weatherford International plc	6,002	526,916
Williams Cos., Inc. (The)	23,405	1,674,394
		32,185,583
Personal Care, Drug & Grocery Stores — 4.2%
Albertsons Cos., Inc., Class A	95,147	1,101,802
Cardinal Health, Inc.	7,082	1,629,072
Casey's General Stores, Inc.	2,016	1,755,936
Cencora, Inc.	4,747	1,477,931
Church & Dwight Co., Inc.	17,059	1,685,600
Colgate-Palmolive Co.	18,894	1,725,022
CVS Health Corp.	17,702	1,848,620
Kenvue, Inc.	85,978	1,654,217
Kimberly-Clark Corp.	2,963	323,886
Kroger Co. (The)	22,840	1,318,782
McKesson Corp.	1,807	1,547,135
Procter & Gamble Co. (The)	10,686	1,544,020
Sysco Corp.	19,953	1,700,794
		19,312,817
Personal Goods — 0.4%
NIKE, Inc., Class B	3,734	155,745
Ralph Lauren Corp.	4,208	1,600,471
		1,756,216
Pharmaceuticals, Biotechnology & Marijuana Producers — 6.2%
AbbVie, Inc.	6,752	1,694,347
Amgen, Inc.	4,501	1,733,605
Biogen, Inc. *	6,035	1,224,803
Bristol-Myers Squibb Co.	25,146	1,642,285
Exelixis, Inc. *	33,972	1,801,535
Gilead Sciences, Inc.	13,047	1,698,850
Halozyme Therapeutics, Inc. *	16,701	1,378,501
Incyte Corp. *	12,679	1,515,394
Jazz Pharmaceuticals plc *	7,828	1,979,388
Johnson & Johnson	6,827	1,750,102
Medpace Holdings, Inc. *	2,021	1,166,339
Merck & Co., Inc.	11,371	1,480,504
Organon & Co.	32,741	443,641
Pfizer, Inc.	51,648	1,291,717
QIAGEN NV	17,656	730,958
Regeneron Pharmaceuticals, Inc.	1,293	986,081
Royalty Pharma plc, Class A	32,894	1,921,996
United Therapeutics Corp. *	3,306	1,711,549

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Pharmaceuticals, Biotechnology & Marijuana Producers — continued
Viatris, Inc.	91,816	1,612,289
Zoetis, Inc.	6,837	528,432
		28,292,316
Precious Metals & Mining — 1.0%
Anglogold Ashanti plc (Australia)	18,478	1,465,675
Newmont Corp.	16,528	1,548,839
Royal Gold, Inc.	6,778	1,344,416
		4,358,930
Real Estate Investment & Services — 0.6%
CBRE Group, Inc., Class A *	7,102	1,042,645
Jones Lang LaSalle, Inc. *	4,865	1,727,221
		2,769,866
Real Estate Investment Trusts — 9.2%
Agree Realty Corp.	8,943	695,765
AvalonBay Communities, Inc.	5,783	1,073,383
Brixmor Property Group, Inc.	52,104	1,641,797
Camden Property Trust	9,606	1,064,441
Crown Castle, Inc.	6,371	486,107
CubeSmart	31,735	1,315,733
EPR Properties	25,094	1,557,585
Equity Residential	11,207	744,705
Essex Property Trust, Inc.	4,994	1,418,995
Federal Realty Investment Trust	8,671	1,075,984
First Industrial Realty Trust, Inc.	17,196	1,132,185
Gaming and Leisure Properties, Inc.	35,491	1,589,642
Healthcare Realty Trust, Inc., Class A	53,673	1,127,670
Host Hotels & Resorts, Inc.	72,515	1,822,302
Kilroy Realty Corp.	28,098	1,090,764
Kimco Realty Corp.	52,527	1,338,388
Lamar Advertising Co., Class A	11,865	1,897,925
Mid-America Apartment Communities, Inc.	7,294	965,288
Millrose Properties, Inc., Class A	19,291	539,762
NNN REIT, Inc.	29,055	1,380,694
Omega Healthcare Investors, Inc.	36,316	1,838,679
Prologis, Inc.	4,029	582,634
Public Storage	5,397	1,749,546
Rayonier, Inc.	24,574	535,222
Realty Income Corp.	20,100	1,283,787
Regency Centers Corp.	21,590	1,733,461
Simon Property Group, Inc.	8,240	1,890,009
STAG Industrial, Inc.	24,989	956,079
UDR, Inc.	9,784	373,357
Ventas, Inc.	16,001	1,496,254
VICI Properties, Inc., Class A	58,339	1,537,233
Vornado Realty Trust	17,957	707,326

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Real Estate Investment Trusts — continued
Welltower, Inc.	7,732	1,812,690
WP Carey, Inc.	23,429	1,724,374
		42,179,766
Retailers — 4.0%
AutoZone, Inc. *	376	1,134,110
Best Buy Co., Inc.	10,308	889,168
Dick's Sporting Goods, Inc.	2,991	585,967
Dillard's, Inc., Class A (a)	2,219	1,305,527
Dollar General Corp.	8,722	1,108,130
Gap, Inc. (The)	36,435	731,979
Lowe's Cos., Inc.	5,174	1,075,209
Macy's, Inc.	61,769	1,533,107
O'Reilly Automotive, Inc. *	14,883	1,329,796
Penske Automotive Group, Inc.	7,084	1,539,424
Ross Stores, Inc.	6,089	1,528,765
Tapestry, Inc.	9,057	1,380,015
TJX Cos., Inc. (The)	9,791	1,540,516
Tractor Supply Co.	23,256	715,587
Williams-Sonoma, Inc.	7,853	1,795,667
		18,192,967
Software & Computer Services — 2.1%
Alphabet, Inc., Class A	2,743	976,864
Amdocs Ltd.	4,203	234,191
Cognizant Technology Solutions Corp., Class A	17,874	989,326
F5, Inc. *	1,368	550,716
Gen Digital, Inc.	38,056	1,044,637
Hewlett Packard Enterprise Co.	37,470	1,794,813
International Business Machines Corp.	3,798	849,423
Intuit, Inc.	1,852	585,362
Leidos Holdings, Inc.	7,738	894,513
Match Group, Inc.	30,774	1,212,803
Science Applications International Corp.	2,169	254,055
		9,386,703
Technology Hardware & Equipment — 4.9%
Amphenol Corp., Class A	11,735	1,885,814
Analog Devices, Inc.	4,321	1,587,579
Apple, Inc.	6,200	1,915,242
Applied Materials, Inc.	3,182	1,615,406
Broadcom, Inc.	4,724	1,838,959
Cirrus Logic, Inc. *	9,125	1,180,319
KLA Corp.	7,091	1,296,377
Lam Research Corp.	4,921	1,441,951
NetApp, Inc.	9,321	1,663,799
NVIDIA Corp.	8,796	1,765,797
QUALCOMM, Inc.	7,586	1,119,769
Skyworks Solutions, Inc.	24,401	1,519,694

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE ($)
Common Stocks — continued
Technology Hardware & Equipment — continued
TD SYNNEX Corp.	6,431	1,644,407
Western Digital Corp.	3,206	1,746,757
		22,221,870
Telecommunications Equipment — 2.6%
Applied Optoelectronics, Inc. *	5,337	503,386
Arista Networks, Inc. *	11,125	2,006,394
Ciena Corp. *	4,047	1,525,921
Cisco Systems, Inc.	14,905	1,728,831
EchoStar Corp., Class A *	11,866	997,812
Lumentum Holdings, Inc. *	1,959	1,398,608
Motorola Solutions, Inc.	3,378	1,471,964
Ubiquiti, Inc.	2,358	1,312,274
Viavi Solutions, Inc. *	25,322	935,648
		11,880,838
Telecommunications Service Providers — 3.0%
AT&T, Inc.	64,425	1,497,881
Charter Communications, Inc., Class A * (a)	9,283	1,345,849
Comcast Corp., Class A	55,252	1,323,838
Globalstar, Inc. *	8,015	668,291
Iridium Communications, Inc.	45,417	2,150,041
Liberty Broadband Corp., Class C *	1,854	63,110
Liberty Global Ltd., Class C (Belgium) *	40,659	421,227
Millicom International Cellular SA (Guatemala)	18,938	1,808,200
Roku, Inc. *	10,671	1,547,402
T-Mobile US, Inc.	7,159	1,236,431
Verizon Communications, Inc.	34,104	1,596,408
		13,658,678
Tobacco — 0.8%
Altria Group, Inc.	25,089	1,714,332
Philip Morris International, Inc.	9,793	1,868,700
		3,583,032
Travel & Leisure — 1.1%
Booking Holdings, Inc.	3,419	659,525
Boyd Gaming Corp.	6,034	513,252
Darden Restaurants, Inc.	5,816	1,184,021
Expedia Group, Inc.	5,331	1,571,259
Travel + Leisure Co.	4,880	370,978
United Airlines Holdings, Inc. *	6,841	830,018
		5,129,053
Waste & Disposal Services — 0.6%
Clean Harbors, Inc. *	5,300	1,658,264
Republic Services, Inc., Class A	5,869	1,235,718
		2,893,982
Total Common Stocks (Cost $354,546,221)		456,834,452

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS	VALUE ($)
Rights—0.0% ^
Medical Equipment & Services — 0.0% ^
Hologic, Inc., CVR ‡ * (Cost $136)	13,637	136
	SHARES
Short-Term Investments — 1.3%
Investment Companies — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (b) (c) (Cost $971,767)	971,767	971,767
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (b) (c) (Cost $5,092,920)	5,092,920	5,092,920
Total Short-Term Investments (Cost $6,064,687)		6,064,687
Total Investments — 101.2% (Cost $360,611,044)		462,899,275
Liabilities in Excess of Other Assets — (1.2)%		(5,296,833)
NET ASSETS — 100.0%		457,602,442

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $4,843,089.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Futures contracts outstanding as of July 31, 2026:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	1	09/18/2026	USD	376,063	7,410

Abbreviations
USD	United States Dollar

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Diversified Return U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$456,834,452	$—	$—	$456,834,452
Rights	—	—	136	136
Short-Term Investments
Investment Companies	971,767	—	—	971,767
Investment of Cash Collateral from Securities Loaned	5,092,920	—	—	5,092,920
Total Short-Term Investments	6,064,687	—	—	6,064,687
Total Investments in Securities	$462,899,139	$—	$136	$462,899,275
Appreciation in Other Financial Instruments
Futures Contracts	$7,410	$—	$—	$7,410
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	$614,069	$55,176,662	$50,697,811	$—	$—	$5,092,920	5,092,920	$176,833	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	167,308	13,851,696	13,047,237	—	—	971,767	971,767	22,364	—
Total	$781,377	$69,028,358	$63,745,048	$—	$—	$6,064,687		$199,197	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.